Investment in Associate - Schedule of Investment in associate, Continuity of Investment in Associate (Details) - Freedom Carbon Solutions [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2025
Investment Company, Change in Net Assets [Line Items]
Balance		$ 707,989
Investment by the Company			1,220,000
Company’s share of loss	$ (10,610)	(100,177)	(512,011)
Balance	$ 607,812	$ 607,812	$ 707,989